CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Total CNY (¥)	Share capital CNY (¥)	Share premium CNY (¥)	Other capital reserves CNY (¥)	Statutory surplus reserve CNY (¥)	Special reserve CNY (¥)	Gain on available-for-sale financial assets/Fair value reserve CNY (¥)	Other equity instruments CNY (¥)	Foreign currency translation reserve CNY (¥)	Retained earnings (Accumulated losses) CNY (¥)	Non-controlling interests CNY (¥)	USD ($)	CNY (¥)
At January 1, at Dec. 31, 2016	¥ 38,340,143	¥ 14,903,798	¥ 18,083,069	¥ 952,878	¥ 5,867,557	¥ 132,202	¥ 45,901	¥ 2,019,288	¥ 970,069	¥ (4,634,619)	¥ 17,629,045		¥ 55,969,188
Adjustment due to business combinations under common control (Note 38)	39,241		40,000							(759)			39,241
At December 31, at Jan. 01, 2017	38,379,384	14,903,798	18,123,069	952,878	5,867,557	132,202	45,901	2,019,288	970,069	(4,635,378)	17,629,045		56,008,429
At January 1, at Dec. 31, 2016	38,340,143	14,903,798	18,083,069	952,878	5,867,557	132,202	45,901	2,019,288	970,069	(4,634,619)	17,629,045		55,969,188
Profit for the year	1,413,221									1,413,221	992,248		2,405,469
Other comprehensive income for the year
Changes in fair value of available-for-sale financial assets, net of tax	(4,758)						(4,758)						(4,758)
Disposal of available-for-sale financial assets, net of tax	(34,307)						(34,307)						(34,307)
Exchange differences on translation of foreign operations	(634,793)								(634,793)				(634,793)
Total comprehensive income for the year	739,363						(39,065)		(634,793)	1,413,221	992,248		1,731,611
Business combinations under common control	(242,564)		(242,564)										(242,564)
Disposal of subsidiaries	(6,149)					(6,149)					6,929		780
Disposal of equity interest in subsidiaries without loss of control	38,189		38,189								(38,189)
Deemed disposal of a subsidiary											(96,568)		(96,568)
Dividends distributed by subsidiaries to non-controlling shareholders											(312,135)		(312,135)
Dividends distribution before business combinations under common control	(780)									(780)			(780)
Capital injection from non-controlling shareholders	1,887,824		1,887,824								10,831,897		12,719,721
Capital injection before business combinations under common control	2,040		2,040										2,040
Acquisition of non-controlling interests	(980,725)		(980,725)								(432,564)		(1,413,289)
Acquisition of a subsidiaries											416,353		416,353
Other appropriations	24,577					24,577					34,166		58,743
Share of reserves of joint ventures and associates	(3,696)					(3,696)							(3,696)
Repayment of senior perpetual securities											(2,584,682)		(2,584,682)
Other equity instruments' distribution	(110,000)									(110,000)	(391,933)		(501,933)
At December 31, at Dec. 31, 2017	39,727,463	14,903,798	18,827,833	952,878	5,867,557	146,934	6,836	2,019,288	335,276	(3,332,937)	26,054,567		65,782,030
At January 1, at Dec. 31, 2017	39,688,029	14,903,798	18,787,833	952,878	5,867,557	146,934	6,836	2,019,288	335,276	(3,332,371)	26,054,567		65,742,596
Adjustment due to business combinations under common control (Note 38)	39,434		40,000							(566)			39,434
Effect of adoption of IFRS 9	(122,511)						10,835			(133,346)	(16,925)		(139,436)
At December 31, at Jan. 01, 2018	39,604,952	14,903,798	18,827,833	952,878	5,867,557	146,934	17,671	2,019,288	335,276	(3,466,283)	26,037,642		65,642,594
At January 1, at Dec. 31, 2017	39,688,029	14,903,798	18,787,833	952,878	5,867,557	146,934	6,836	2,019,288	335,276	(3,332,371)	26,054,567		65,742,596
At January 1, at Dec. 31, 2017	39,727,463	14,903,798	18,827,833	952,878	5,867,557	146,934	6,836	2,019,288	335,276	(3,332,937)	26,054,567		65,782,030
Profit for the year	707,460									707,460	734,535		1,441,995
Other comprehensive income for the year
Changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(11,083)						(11,083)				(639)		(11,722)
Exchange differences on translation of foreign operations	(120,756)								(120,756)				(120,756)
Total comprehensive income for the year	575,621						(11,083)		(120,756)	707,460	733,896		1,309,517
Release of deferred government subsidies	2,200			2,200									2,200
Equity exchange arrangement	10,735,214			10,735,214							(10,735,214)
Business combinations under common control	(443,582)		(443,582)										(443,582)
Disposal of subsidiaries											(1,160)		(1,160)
Dividends distributed by subsidiaries to non-controlling shareholders											(605,416)		(605,416)
Dividends distribution before business combinations under common control	(6,519)									(6,519)			(6,519)
Issuance of senior perpetual securities (Note 40)	1,988,000							1,988,000					1,988,000
Capital injection from non-controlling shareholders	78,271		78,271								759,350		837,621
Capital injection before business combinations under common control	69,885		69,885										69,885
Acquisition of non-controlling interests	(218)		(218)								(3,547)		(3,765)
Restructure of subsidiaries	(77,511)		(77,511)								77,511
Acquisition of a subsidiaries											1,468,435		1,468,435
Other appropriations	8,119					8,119					(1,514)		6,605
Share of reserves of joint ventures and associates	2,051					2,051							2,051
Step acquisition of a subsidiary	(11,166)					(11,166)							(11,166)
Repayment of senior perpetual securities											(2,175,133)		(2,175,133)
Other equity instruments' distribution	(110,010)							(19,288)		(90,722)	(300,538)		(410,548)
At December 31, at Dec. 31, 2018	52,415,307	14,903,798	18,454,678	11,690,292	5,867,557	145,938	6,588	3,988,000	214,520	(2,856,064)	15,254,312		67,669,619
At January 1, at Dec. 31, 2018	52,414,890	14,903,798	18,414,678	11,690,292	5,867,557	145,938	6,588	3,988,000	214,520	(2,816,481)	15,254,312		67,669,202
Adjustment due to business combinations under common control (Note 38)	417		40,000							(39,583)			417
At December 31, at Jan. 01, 2019	52,415,307	14,903,798	18,454,678	11,690,292	5,867,557	145,938	6,588	3,988,000	214,520	(2,856,064)	15,254,312		67,669,619
Equity other information
Other reserves													40,367,573
At January 1, at Dec. 31, 2018	52,414,890	14,903,798	18,414,678	11,690,292	5,867,557	145,938	6,588	3,988,000	214,520	(2,816,481)	15,254,312		67,669,202
At January 1, at Dec. 31, 2018	52,415,307	14,903,798	18,454,678	11,690,292	5,867,557	145,938	6,588	3,988,000	214,520	(2,856,064)	15,254,312		67,669,619
Profit for the year	850,999									850,999	637,082	$ 213,749	1,488,081
Other comprehensive income for the year
Changes in fair value of equity investments at fair value through other comprehensive income, net of tax	42,923						42,923				250		43,173
Exchange differences on translation of foreign operations	(32,323)								(32,323)				(32,323)
Total comprehensive income for the year	861,599						42,923		(32,323)	850,999	637,332	215,308	1,498,931
Business combinations under common control	(237)		(237)										(237)
Disposal of subsidiaries	(1,547)					(1,666)				119	(26,234)		(27,781)
Dividends distributed by subsidiaries to non-controlling shareholders											(199,215)		(199,215)
Issuance of senior perpetual securities (Note 40)	1,499,104							1,499,104					1,499,104
Issuance of share capital (Note 16)	(51,678)	2,118,875	8,564,661	(10,735,214)									(51,678)
Capital injection from non-controlling shareholders	4,144			4,144							706,970		711,114
Acquisition of non-controlling interests	149,322			149,322							(149,322)
Other appropriations	(5,317)					(5,317)					(17,768)		(23,085)
Share of reserves of joint ventures and associates	936					936							936
Other equity instruments' distribution	(212,000)									(212,000)	(140,648)		(352,648)
At December 31, at Dec. 31, 2019	¥ 54,659,633	¥ 17,022,673	¥ 27,019,102	¥ 1,108,544	¥ 5,867,557	¥ 139,891	¥ 49,511	¥ 5,487,104	¥ 182,197	¥ (2,216,946)	¥ 16,065,427	10,159,019	70,725,060
Equity other information
Other reserves												$ 5,724,655	¥ 39,853,906